Commitments (Details) - EUR (€) € in Thousands		1 Months Ended	4 Months Ended
	Jul. 03, 2017	Jul. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 419
Financial liabilities			20,206	€ 22,571	€ 27,029	€ 30,995
Provisions			2,070	3,811
Estimated financial effect of contingent liabilities			1,163
Legal proceedings provision
Disclosure of contingent liabilities [table]
Provisions			€ 619
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Loan agreement, collateral	€ 15,200
Security interest on pledge of financial instruments will be released in 2024	4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Security interest on pledge of financial instruments released in 2024 including interest		€ 4,427
Pledged collateral margin percentage			15.00%
Financial liabilities			€ 7,315	€ 7,634			€ 1,300	€ 1,300
Financial assets pledged as collateral for liabilities or contingent liabilities			8,412
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			412
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 7